Due to Banks - Additional Information (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Due to Bank [Line Items]
Accrued interest	₸ 494	₸ 67
Due to banks	16,183	24,474
Repurchase Agreements
Due to Bank [Line Items]
Due to banks	₸ 0	₸ 24,151